GOVERNMENT CONTRIBUTION PLAN	3 Months Ended	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2014
Compensation and Retirement Disclosure [Abstract]
GOVERNMENT CONTRIBUTION PLAN
6. GOVERNMENT CONTRIBUTION PLAN

The Company participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Company to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution.

As of March 31, 2014, the outstanding amount payable was $7,152.

4. GOVERNMENT CONTRIBUTION PLAN

The Company participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Company to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution.

As of December 31, 2013, the outstanding amount was $3,972.